Other Commitments with Third Parties and Other Contingent Liabilities - Summary (Details) € / shares in Units, € in Millions, $ in Millions						2 Months Ended	12 Months Ended
	Feb. 10, 2026 € / shares	Feb. 14, 2025	Jul. 29, 2021 item	Dec. 28, 2018 USD ($)	Nov. 22, 2017	Oct. 31, 2025	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 25, 2024 EUR (€)	Sep. 30, 2022 item l	Dec. 28, 2018 EUR (€)
Plasmavita Healthcare GmbH (Germany)
Disclosure of commitments and contingent liabilities [line items]
Proportion of ownership interest in subsidiary					50.00%
Proportion of ownership interests held by non-controlling interests					50.00%
Proportion of additional interest in subsidiary that entity has option to acquire					50.00%
Term of option to acquire additional ownership interests after end of management services					6 months
Grifols Diagnostic Solutions, Inc.
Disclosure of commitments and contingent liabilities [line items]
Proportion of ownership interest in subsidiary								55.00%	55.00%	55.00%
Proportion of ownership interests held by non-controlling interests								45.00%	45.00%
Committed EBITDA amount									€ 850
Biotest AG
Disclosure of commitments and contingent liabilities [line items]
Proportion of ownership interest in subsidiary		71.68%				80.40%
Proportion of ownership interests held by non-controlling interests							19.60%	29.80%	29.80%
Biotest AG | Squeeze out proceedings
Disclosure of commitments and contingent liabilities [line items]
Proportion of ownership interest in subsidiary	100.00%
Squeeze out cash compensation, per share amount | € / shares	€ 43
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of commitments and contingent liabilities [line items]
Percentage of sales							20.00%	20.00%	20.00%
Initial term								10 years	10 years
Additional extension term								10 years	10 years
Scranton Plasma B V
Disclosure of commitments and contingent liabilities [line items]
Increase (decrease) in loan amount										€ 15
Loans to related parties				$ 95			€ 124		€ 132				€ 87
Scranton Plasma B V | BPC Plasma, Inc and Haema, AG
Disclosure of commitments and contingent liabilities [line items]
Consideration on sale of Subsidiary | $				$ 538
Amount of indebtedness incurred by counterparty in connection to sale of subsidiary, representing the minimum exercise price of share repurchase option													€ 425
Percentage of sale of interest				100.00%
Maximum | EXECUTIVE COMMITTEE OF CNMV
Disclosure of commitments and contingent liabilities [line items]
Penalties imposed against entity											€ 1
Euribor | Scranton Plasma B V
Disclosure of commitments and contingent liabilities [line items]
Adjustment to interest rate basis (as a percent)				2.00%									2.00%
Canadian Blood Services
Disclosure of commitments and contingent liabilities [line items]
Number of Million Grains of Immunoglobulin agreed to receive | item												2,400,000
Volume of Canadian Plasma Need to Collect Annually | l												600
Canadian Blood Services | 2026
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments							6
Canadian Blood Services | 2027
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments							31
Haier | Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Disclosure of commitments and contingent liabilities [line items]
Aggregate EBITDA for 2024 to 2028 | $								$ 850
Percentage of distributable profit to be distributed for 2024 to 2028									50.00%
Period during which counterparty retains voting proxy in subsidiary								10 years	10 years
Income from amortization of voting proxy agreement							€ 3	$ 2
Value assigned to voting proxy agreement									€ 10
Amortisation period for voting proxy agreement								3 years	3 years
Haier | Minimum | Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Disclosure of commitments and contingent liabilities [line items]
Threshold Proportion of Ownership Percentage Held For Aggregate Earnings Before Interest Taxes Depreciation And Amortization In Subsidiary For Specified Period								10.00%	10.00%
Grifols Egypt
Disclosure of commitments and contingent liabilities [line items]
Number of plasma centers to be constructed | item			20
Percentage of ownership in joint venture			49.00%
Threshold period for exercise of options			10 years
Grifols Egypt | National Service Projects Organization (NSPO)
Disclosure of commitments and contingent liabilities [line items]
Percentage of ownership in joint venture			51.00%